Cover	Jul. 24, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001875655
Amendment Description	AMENDMENT NO. 6
Document Type	S-1/A
Entity Registrant Name	AEI CAPFORCE II INVESTMENT CORP
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false